Financial assets - Levels (Details) - At fair value - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial asset at fair value	₺ 49,783,655	₺ 30,928,575
Fair value through other comprehensive income | Level 1
Financial assets
Financial asset at fair value	₺ 38,677,288	18,447,443
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 1
Financial assets
Financial asset at fair value	₺ 10,602,314	7,104,182
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 2
Financial assets
Financial asset at fair value		4,677,683
Valuation technique	Forward exchange rates at the reporting date
Financial asset at fair value through profit or loss | Level 3
Financial assets
Financial asset at fair value	₺ 504,053	₺ 699,267	₺ 867,759
Valuation technique	Pricing models based on discounted cash flow